September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Enhanced Global Dividend Trust (BOE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Enhanced Global Dividend Trust (BOE)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 1.9%
TELUS Corp.	878,592	$ 13,838,282
China — 3.6%
Alibaba Group Holding Ltd., ADR	141,873	25,356,961
Denmark — 2.0%
Novo Nordisk A/S, Class B	255,946	14,251,489
France — 2.1%
Air Liquide SA	70,330	14,653,725
Germany — 1.6%
SAP SE	41,666	11,156,795
India — 0.0%
AceVector Limited, (Acquired 08/31/18, Cost: $2,637,143)(a)(b)(c)	566,400	197,819
Japan — 1.4%
Honda Motor Co. Ltd.	937,500	9,674,366
Netherlands — 2.0%
Koninklijke KPN NV	3,031,314	14,548,910
South Korea — 0.9%
Kia Corp.	90,857	6,521,432
Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	720,314	13,880,194
Switzerland — 2.0%
Zurich Insurance Group AG, Class N	19,779	14,137,691
Taiwan — 5.5%
MediaTek, Inc.	286,000	12,403,739
Taiwan Semiconductor Manufacturing Co. Ltd.	626,000	27,192,072
		39,595,811
United Kingdom — 9.6%
AstraZeneca PLC	141,239	21,637,955
BAE Systems PLC	434,178	12,085,960
British American Tobacco PLC	183,513	9,760,557
RELX PLC	329,283	15,782,525
Taylor Wimpey PLC	6,771,171	9,406,696
		68,673,693
United States — 66.2%
Accenture PLC, Class A	44,556	10,987,510
Allegion PLC	81,737	14,496,057
Alphabet, Inc., Class A(d)	117,090	28,464,579
Apple, Inc.(d)(e)	71,432	18,188,730
Applied Materials, Inc.	55,539	11,371,055
Assurant, Inc.(d)	50,499	10,938,083
Baker Hughes Co., Class A	152,275	7,418,838
Broadcom, Inc.(e)	95,427	31,482,322
Charles Schwab Corp.	114,584	10,939,335
Citizens Financial Group, Inc.	238,095	12,657,130
CMS Energy Corp.(e)	293,639	21,511,993
Coca-Cola Co.	287,138	19,042,992
Colgate-Palmolive Co.	188,214	15,045,827
Security	Shares	Value
United States (continued)
Equifax, Inc.	6,544	$ 1,678,732
General Electric Co.	38,456	11,568,334
Home Depot, Inc.	18,637	7,551,526
Hubbell, Inc.	31,605	13,599,948
Intercontinental Exchange, Inc.(d)	63,501	10,698,648
M&T Bank Corp.	53,051	10,483,939
Mastercard, Inc., Class A	12,977	7,381,447
Meta Platforms, Inc., Class A(e)	18,518	13,599,249
Microsoft Corp.(d)	76,577	39,663,057
Moody’s Corp.	20,881	9,949,379
Oracle Corp.(e)	41,762	11,745,145
Otis Worldwide Corp.(d)	135,156	12,357,313
Parker-Hannifin Corp.(d)(e)	21,019	15,935,555
Republic Services, Inc.(e)	40,201	9,225,325
Sanofi SA	111,560	10,564,058
Service Corp. International	8,410	699,880
Shell PLC	306,689	11,000,155
Union Pacific Corp.	62,049	14,666,522
UnitedHealth Group, Inc.(d)(e)	43,785	15,118,961
Walmart, Inc.	173,813	17,913,168
Williams Cos., Inc.(d)	242,828	15,383,154
		473,327,946
Total Long-Term Investments — 100.7% (Cost: $516,715,970)		719,815,114
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(f)(g)	3,732,280	3,732,280
Total Short-Term Securities — 0.5% (Cost: $3,732,280)		3,732,280
Total Investments Before Options Written — 101.2% (Cost: $520,448,250)		723,547,394
Options Written — (1.2)% (Premiums Received: $(6,733,265))		(9,056,332)
Total Investments, Net of Options Written — 100.0% (Cost: $513,714,985)		714,491,062
Other Assets Less Liabilities — 0.0%		322,641
Net Assets — 100.0%		$ 714,813,703

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $197,819, representing less than 0.05% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (68)(b)	$ 68	$ —	$ —	—	$ 348 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,033,278	—	(3,300,998)(b)	—	—	3,732,280	3,732,280	251,944	—
				$ 68	$ —	$ 3,732,280		$ 252,292	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	37	10/03/25	USD	245.00	USD	942	$ (36,538)
Applied Materials, Inc.	159	10/03/25	USD	175.00	USD	3,255	(475,410)
Mastercard, Inc., Class A	42	10/03/25	USD	595.00	USD	2,389	(546)
Apple, Inc.	205	10/10/25	USD	245.00	USD	5,220	(221,912)
Broadcom, Inc.	20	10/10/25	USD	345.00	USD	660	(6,900)
Charles Schwab Corp.	197	10/10/25	USD	99.00	USD	1,881	(9,062)
Coca-Cola Co.	487	10/10/25	USD	69.00	USD	3,230	(4,627)
Meta Platforms, Inc., Class A	52	10/10/25	USD	770.00	USD	3,819	(17,420)
Microsoft Corp.	33	10/10/25	USD	520.00	USD	1,709	(20,378)
Oracle Corp.	114	10/10/25	USD	255.00	USD	3,206	(318,630)
Walmart, Inc.	255	10/10/25	USD	100.00	USD	2,628	(92,437)
Williams Cos., Inc.	154	10/10/25	USD	59.00	USD	976	(64,680)
Alibaba Group Holding Ltd., ADR	111	10/17/25	USD	140.00	USD	1,984	(434,842)
Allegion PLC	253	10/17/25	USD	180.00	USD	4,487	(63,250)
Alphabet, Inc., Class A	182	10/17/25	USD	210.00	USD	4,424	(621,530)
Applied Materials, Inc.	64	10/17/25	USD	185.00	USD	1,310	(136,800)
Assurant, Inc.	222	10/17/25	USD	220.00	USD	4,809	(106,560)
Baker Hughes Co., Class A	230	10/17/25	USD	44.00	USD	1,121	(115,000)
Broadcom, Inc.	78	10/17/25	USD	310.00	USD	2,573	(193,830)
Charles Schwab Corp.	153	10/17/25	USD	100.00	USD	1,461	(20,196)
Citizens Financial Group, Inc.	748	10/17/25	USD	50.00	USD	3,976	(284,240)
Citizens Financial Group, Inc.	420	10/17/25	USD	52.50	USD	2,233	(81,900)
Colgate-Palmolive Co.	166	10/17/25	USD	90.00	USD	1,327	(2,490)
Colgate-Palmolive Co.	167	10/17/25	USD	85.79	USD	1,335	(790)
General Electric Co.	77	10/17/25	USD	300.00	USD	2,316	(63,525)
Hubbell, Inc.	82	10/17/25	USD	450.00	USD	3,529	(30,340)
M&T Bank Corp.	117	10/17/25	USD	195.00	USD	2,312	(80,145)
Meta Platforms, Inc., Class A	14	10/17/25	USD	800.00	USD	1,028	(3,024)
Microsoft Corp.	79	10/17/25	USD	525.00	USD	4,092	(48,980)
Moody’s Corp.	39	10/17/25	USD	530.00	USD	1,858	(3,120)
Otis Worldwide Corp.	376	10/17/25	USD	90.00	USD	3,438	(91,180)
Parker-Hannifin Corp.	92	10/17/25	USD	780.00	USD	6,975	(65,780)
Republic Services, Inc.	45	10/17/25	USD	240.00	USD	1,033	(2,138)
TELUS Corp.	1,310	10/17/25	CAD	23.00	CAD	2,872	(3,765)
UnitedHealth Group, Inc.	160	10/17/25	USD	360.00	USD	5,525	(88,800)
Walmart, Inc.	255	10/17/25	USD	100.00	USD	2,628	(101,362)
Williams Cos., Inc.	154	10/17/25	USD	60.00	USD	976	(58,520)
Allegion PLC	200	10/22/25	USD	170.00	USD	3,547	(162,861)
Accenture PLC, Class A	69	10/24/25	USD	270.00	USD	1,702	(8,625)
Alibaba Group Holding Ltd., ADR	513	10/24/25	USD	180.00	USD	9,169	(437,332)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alphabet, Inc., Class A	130	10/24/25	USD	250.00	USD	3,160	$ (70,850)
Alphabet, Inc., Class A	80	10/24/25	USD	265.00	USD	1,945	(15,080)
Apple, Inc.	72	10/24/25	USD	235.00	USD	1,833	(152,640)
Broadcom, Inc.	117	10/24/25	USD	390.00	USD	3,860	(14,859)
Broadcom, Inc.	117	10/24/25	USD	410.00	USD	3,860	(7,488)
Coca-Cola Co.	605	10/24/25	USD	68.00	USD	4,012	(44,770)
Colgate-Palmolive Co.	495	10/24/25	USD	85.00	USD	3,957	(9,900)
Mastercard, Inc., Class A	15	10/24/25	USD	595.00	USD	853	(5,138)
Meta Platforms, Inc., Class A	15	10/24/25	USD	800.00	USD	1,102	(6,150)
Microsoft Corp.	66	10/24/25	USD	525.00	USD	3,418	(53,130)
TELUS Corp.	1,107	10/24/25	CAD	22.50	CAD	2,427	(7,954)
Applied Materials, Inc.	21	10/31/25	USD	205.00	USD	430	(19,793)
Charles Schwab Corp.	154	10/31/25	USD	99.00	USD	1,470	(32,340)
Coca-Cola Co.	487	10/31/25	USD	68.00	USD	3,230	(42,369)
Home Depot, Inc.	83	10/31/25	USD	415.00	USD	3,363	(46,895)
Microsoft Corp.	158	10/31/25	USD	535.00	USD	8,184	(153,260)
Oracle Corp.	32	10/31/25	USD	340.00	USD	900	(8,784)
Republic Services, Inc.	131	10/31/25	USD	229.97	USD	3,006	(71,961)
Union Pacific Corp.	273	10/31/25	USD	240.00	USD	6,453	(140,595)
Walmart, Inc.	254	10/31/25	USD	106.00	USD	2,618	(34,544)
Accenture PLC, Class A	86	11/07/25	USD	250.00	USD	2,121	(72,670)
Alphabet, Inc., Class A	123	11/07/25	USD	260.00	USD	2,990	(70,418)
Williams Cos., Inc.	1,028	11/07/25	USD	63.00	USD	6,512	(251,860)
Baker Hughes Co., Class A	302	11/21/25	USD	48.39	USD	1,471	(77,485)
CMS Energy Corp.	646	11/21/25	USD	70.00	USD	4,733	(310,080)
General Electric Co.	134	11/21/25	USD	300.00	USD	4,031	(227,800)
Hubbell, Inc.	57	11/21/25	USD	450.00	USD	2,453	(76,950)
Intercontinental Exchange, Inc.	246	11/21/25	USD	180.00	USD	4,145	(39,975)
Moody’s Corp.	52	11/21/25	USD	510.00	USD	2,478	(42,380)
Otis Worldwide Corp.	218	11/21/25	USD	95.00	USD	1,993	(38,695)
							$ (6,726,278)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CMS Energy Corp.	Goldman Sachs International	64,600	10/01/25	USD	76.35	USD	4,733	$ (3,622)
Koninklijke KPN NV	Barclays Bank PLC	304,400	10/02/25	EUR	3.96	EUR	1,244	(44,369)
BAE Systems PLC	BNP Paribas SA	23,700	10/03/25	GBP	17.37	GBP	491	(102,921)
RELX PLC	BNP Paribas SA	60,000	10/03/25	EUR	41.75	EUR	2,449	(1,860)
Zurich Insurance Group AG, Class N	UBS AG	8,700	10/03/25	CHF	576.47	CHF	4,950	(2,073)
Koninklijke KPN NV	Goldman Sachs International	50,000	10/08/25	EUR	4.03	EUR	204	(4,520)
Banco Bilbao Vizcaya Argentaria SA	UBS AG	191,400	10/09/25	EUR	16.51	EUR	3,141	(22,168)
British American Tobacco PLC	Barclays Bank PLC	53,700	10/09/25	GBP	42.84	GBP	2,124	(87)
MediaTek, Inc.	Bank of America N.A.	105,800	10/14/25	TWD	1,457.92	TWD	139,849	(9,281)
Novo Nordisk A/S, Class B	UBS AG	57,100	10/14/25	DKK	382.84	DKK	20,215	(28,730)
RELX PLC	UBS AG	15,850	10/14/25	EUR	40.52	EUR	647	(14,805)
Intercontinental Exchange, Inc.	Bank of America N.A.	16,700	10/15/25	USD	182.65	USD	2,814	(1,444)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	193,000	10/15/25	TWD	1,186.07	TWD	255,512	(760,542)
Honda Motor Co. Ltd.	BNP Paribas SA	139,500	10/16/25	JPY	1,743.89	JPY	212,887	(4,102)
Koninklijke KPN NV	UBS AG	160,800	10/16/25	EUR	4.04	EUR	657	(17,404)
TELUS Corp.	Citibank N.A.	241,500	10/16/25	CAD	22.23	CAD	5,294	(30,687)
Koninklijke KPN NV	Barclays Bank PLC	643,700	10/21/25	EUR	4.29	EUR	2,631	(17,495)
RELX PLC	Barclays Bank PLC	52,700	10/21/25	EUR	41.58	EUR	2,151	(26,391)
Honda Motor Co. Ltd.	Goldman Sachs International	137,000	10/22/25	JPY	1,715.98	JPY	209,072	(7,566)
Kia Corp.	Goldman Sachs International	19,950	10/22/25	KRW	113,102.00	KRW	2,009,096	(2,433)
Air Liquide SA	Bank of America N.A.	22,100	10/28/25	EUR	178.05	EUR	3,922	(63,596)
AstraZeneca PLC	Barclays Bank PLC	19,300	10/28/25	GBP	115.28	GBP	2,199	(48,086)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
BAE Systems PLC	Goldman Sachs International	79,900	10/28/25	GBP	20.56	GBP	1,654	$ (63,076)
Banco Bilbao Vizcaya Argentaria SA	Goldman Sachs International	43,750	10/28/25	EUR	16.61	EUR	718	(14,609)
Novo Nordisk A/S, Class B	Bank of America N.A.	17,700	10/28/25	DKK	379.74	DKK	6,266	(24,142)
Sanofi SA	Bank of America N.A.	7,800	10/28/25	EUR	81.84	EUR	629	(9,541)
Taylor Wimpey PLC	Barclays Bank PLC	1,490,000	10/28/25	GBP	1.00	GBP	1,539	(42,903)
Air Liquide SA	Bank of America N.A.	8,900	11/04/25	EUR	178.45	EUR	1,579	(28,673)
AstraZeneca PLC	Bank of America N.A.	42,900	11/04/25	GBP	114.83	GBP	4,887	(138,680)
BAE Systems PLC	Goldman Sachs International	135,200	11/04/25	GBP	20.09	GBP	2,798	(167,679)
Honda Motor Co. Ltd.	Goldman Sachs International	136,000	11/04/25	JPY	1,737.75	JPY	207,546	(8,938)
Kia Corp.	Goldman Sachs International	20,000	11/04/25	KRW	106,392.30	KRW	2,014,131	(23,966)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	20,000	11/04/25	TWD	1,600.60	TWD	26,436	(1,653)
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International PLC	161,100	11/07/25	EUR	16.88	EUR	2,644	(58,003)
M&T Bank Corp.	Bank of America N.A.	11,600	11/07/25	USD	205.84	USD	2,292	(42,388)
Shell PLC	Bank of America N.A.	107,400	11/07/25	EUR	31.52	EUR	3,281	(47,885)
Koninklijke KPN NV	Goldman Sachs International	508,300	11/11/25	EUR	4.16	EUR	2,078	(32,488)
RELX PLC	Barclays Bank PLC	52,500	11/11/25	EUR	40.59	EUR	2,143	(78,301)
SAP SE	Barclays Bank PLC	18,300	11/11/25	EUR	233.24	EUR	4,174	(136,877)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	82,000	11/11/25	TWD	1,393.60	TWD	108,560	(66,302)
Novo Nordisk A/S, Class B	Bank of America N.A.	14,800	11/13/25	DKK	379.15	DKK	5,240	(33,424)
Sanofi SA	Morgan Stanley & Co. International PLC	41,300	11/13/25	EUR	80.47	EUR	3,331	(96,344)
								$ (2,330,054)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 13,838,282	$ —	$ —	$ 13,838,282
China	25,356,961	—	—	25,356,961
Denmark	—	14,251,489	—	14,251,489
France	—	14,653,725	—	14,653,725
Germany	—	11,156,795	—	11,156,795
India	—	—	197,819	197,819
Japan	—	9,674,366	—	9,674,366
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Netherlands	$ —	$ 14,548,910	$ —	$ 14,548,910
South Korea	—	6,521,432	—	6,521,432
Spain	—	13,880,194	—	13,880,194
Switzerland	—	14,137,691	—	14,137,691
Taiwan	—	39,595,811	—	39,595,811
United Kingdom	—	68,673,693	—	68,673,693
United States	451,763,733	21,564,213	—	473,327,946
Short-Term Securities
Money Market Funds	3,732,280	—	—	3,732,280
	$ 494,691,256	$ 228,658,319	$ 197,819	$ 723,547,394
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (6,413,181)	$ (2,643,151)	$ —	$ (9,056,332)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
SAP	Subject to Appropriations